UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (60.3%)(a)
	Shares	Value

Banking (7.8%)

Bank of America Corp.	105,700	$1,818,040

Bank of New York Mellon Corp. (The)	24,400	861,076

Barclays PLC ADR (United Kingdom)	16,495	258,972

BB&T Corp.	6,300	253,071

Capital One Financial Corp.	8,600	663,576

Citigroup, Inc.	25,450	1,211,420

City National Corp.	5,600	440,832

Fifth Third Bancorp	22,200	509,490

JPMorgan Chase & Co.	36,800	2,234,128

PNC Financial Services Group, Inc.	3,200	278,400

Regions Financial Corp.	40,300	447,733

State Street Corp.	16,500	1,147,575

U.S. Bancorp	28,800	1,234,368

Wells Fargo & Co.	29,800	1,482,252

		12,840,933
Basic materials (1.6%)

Agrium, Inc. (Canada)	5,300	516,856

Alcoa, Inc.	10,000	128,700

Dow Chemical Co. (The)	13,300	646,247

E.I. du Pont de Nemours & Co.	3,800	254,980

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	9,600	317,472

International Paper Co.	6,800	311,984

Nucor Corp.	6,200	313,348

PPG Industries, Inc.	800	154,768

		2,644,355
Capital goods (3.4%)

Caterpillar, Inc.	3,900	387,543

Eaton Corp PLC	9,600	721,152

Emerson Electric Co.	3,100	207,080

General Dynamics Corp.	8,300	904,036

Illinois Tool Works, Inc.	7,000	569,310

Ingersoll-Rand PLC	3,000	171,720

Northrop Grumman Corp.	4,400	542,872

Parker Hannifin Corp.	1,800	215,478

Raytheon Co.	7,400	731,046

Schneider Electric SA (France)	2,510	222,516

Staples, Inc.	3,700	41,958

United Technologies Corp.	7,700	899,668

		5,614,379
Communication services (1.6%)

AT&T, Inc.	12,700	445,389

Comcast Corp. Class A	18,600	930,372

Juniper Networks, Inc.(NON)	4,000	103,040

Liberty Global PLC Ser. C (United Kingdom)(NON)	6,500	264,615

Verizon Communications, Inc.	18,140	862,920

		2,606,336
Conglomerates (1.6%)

3M Co.	1,600	217,056

General Electric Co.	38,400	994,176

Siemens AG ADR (Germany)	1,700	229,755

Tyco International, Ltd.	27,200	1,153,280

		2,594,267
Consumer cyclicals (4.4%)

ADT Corp. (The)	5,550	166,223

Bed Bath & Beyond, Inc.(NON)	11,300	777,440

CBS Corp. Class B (non-voting shares)	9,300	574,740

D.R. Horton, Inc.	16,100	348,565

Ford Motor Co.	25,600	399,360

General Motors Co.	9,200	316,664

Hilton Worldwide Holdings, Inc.(NON)	12,787	284,383

Home Depot, Inc. (The)	2,200	174,086

Johnson Controls, Inc.	19,500	922,740

Macy's, Inc.	1,900	112,651

Marriott International, Inc. Class A	14,618	818,900

Owens Corning, Inc.(NON)	4,800	207,216

Penn National Gaming, Inc.(NON)	11,300	139,216

PulteGroup, Inc.	21,000	402,990

Target Corp.	2,600	157,326

Time Warner, Inc.	8,600	561,838

TJX Cos., Inc. (The)	3,700	224,405

Viacom, Inc. Class B	4,800	407,952

Walt Disney Co. (The)	4,300	344,301

		7,340,996
Consumer finance (0.3%)

American Express Co.	4,900	441,147

		441,147
Consumer staples (5.1%)

Altria Group, Inc.	14,300	535,249

Coca-Cola Co. (The)	4,000	154,640

Coca-Cola Enterprises, Inc.	8,900	425,064

Colgate-Palmolive Co.	4,100	265,967

Coty, Inc. Class A	36,000	539,280

CVS Caremark Corp.	14,000	1,048,040

Dr. Pepper Snapple Group, Inc.	6,200	337,652

General Mills, Inc.	8,800	456,016

Kellogg Co.	8,900	558,119

McDonald's Corp.	4,400	431,332

PepsiCo, Inc.	6,800	567,800

Philip Morris International, Inc.	24,080	1,971,430

Procter & Gamble Co. (The)	10,500	846,300

Walgreen Co.	3,500	231,105

		8,367,994
Energy (7.2%)

Anadarko Petroleum Corp.	7,500	635,700

Chevron Corp.	7,300	868,043

ConocoPhillips	6,100	429,135

Exxon Mobil Corp.	41,000	4,004,880

Halliburton Co.	12,400	730,236

Marathon Oil Corp.	27,900	991,008

Noble Corp. PLC	6,700	219,358

Occidental Petroleum Corp.	3,400	323,986

Phillips 66	2,600	200,356

QEP Resources, Inc.	8,700	256,128

Royal Dutch Shell PLC ADR (United Kingdom)	27,185	1,986,136

Southwestern Energy Co.(NON)	7,500	345,075

Suncor Energy, Inc. (Canada)	15,400	538,384

Total SA ADR (France)	4,500	295,200

		11,823,625
Financial (1.0%)

Carlyle Group LP (The) (Partnership shares)	21,500	755,510

CME Group, Inc.	9,500	703,095

Morgan Stanley	6,850	213,515

		1,672,120
Health care (10.7%)

AstraZeneca PLC ADR (United Kingdom)	8,400	544,992

Baxter International, Inc.	14,900	1,096,342

Bristol-Myers Squibb Co.	6,500	337,675

CIGNA Corp.	5,000	418,650

Covidien PLC	10,525	775,272

Eli Lilly & Co.	11,100	653,346

GlaxoSmithKline PLC ADR (United Kingdom)	14,000	748,020

Johnson & Johnson	25,300	2,485,219

Medtronic, Inc.	9,300	572,322

Merck & Co., Inc.	26,300	1,493,051

Novartis AG ADR (Switzerland)	3,700	314,574

Pfizer, Inc.	60,515	1,943,742

Quest Diagnostics, Inc.	5,700	330,144

Sanofi ADR (France)	14,500	758,060

St. Jude Medical, Inc.	8,800	575,432

Stryker Corp.	7,000	570,290

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	13,000	686,920

Thermo Fisher Scientific, Inc.	8,000	961,920

UnitedHealth Group, Inc.	10,200	836,298

Ventas, Inc.(R)	6,300	381,591

Zimmer Holdings, Inc.	9,100	860,678

Zoetis, Inc.	10,742	310,873

		17,655,411
Insurance (3.6%)

Aflac, Inc.	3,300	208,032

American International Group, Inc.	18,500	925,185

Chubb Corp. (The)	5,300	473,290

Hartford Financial Services Group, Inc. (The)	28,200	994,614

Marsh & McLennan Cos., Inc.	10,600	522,580

MetLife, Inc.	19,600	1,034,880

Prudential Financial, Inc.	7,900	668,735

Sun Life Financial, Inc. (Canada)	7,500	259,725

Travelers Cos., Inc. (The)	9,400	799,940

		5,886,981
Investment banking/Brokerage (1.1%)

Charles Schwab Corp. (The)	23,200	634,056

Goldman Sachs Group, Inc. (The)	6,880	1,127,288

		1,761,344
Real estate (0.6%)

AvalonBay Communities, Inc.(R)	3,100	407,092

Gaming and Leisure Properties, Inc.(R)	6,917	252,194

Public Storage(R)	1,900	320,131

		979,417
Technology (6.1%)

Apple, Inc.	1,393	747,679

Cisco Systems, Inc.	51,100	1,145,151

eBay, Inc.(NON)	5,700	314,868

EMC Corp.	26,500	726,365

Google, Inc. Class A(NON)	649	723,317

Hewlett-Packard Co.	4,700	152,092

Honeywell International, Inc.	16,400	1,521,264

IBM Corp.	1,000	192,490

Intel Corp.	14,100	363,921

L-3 Communications Holdings, Inc.	6,300	744,345

Lam Research Corp.(NON)	4,000	220,000

Maxim Integrated Products, Inc.	11,300	374,256

Micron Technology, Inc.(NON)	11,100	262,626

Microsoft Corp.	11,900	487,781

NetApp, Inc.	5,200	191,880

Oracle Corp.	13,500	552,285

Qualcomm, Inc.	6,500	512,590

SanDisk Corp.	3,100	251,689

Texas Instruments, Inc.	4,900	231,035

Xilinx, Inc.	6,200	336,474

		10,052,108
Transportation (1.2%)

Delta Air Lines, Inc.	18,000	623,700

Union Pacific Corp.	2,800	525,448

United Continental Holdings, Inc.(NON)	7,200	321,336

United Parcel Service, Inc. Class B	4,800	467,424

		1,937,908
Utilities and power (3.0%)

Ameren Corp.	9,300	383,160

American Electric Power Co., Inc.	7,400	374,884

Calpine Corp.(NON)	17,700	370,107

Dominion Resources, Inc.	2,600	184,574

Duke Energy Corp.	5,566	396,411

Edison International	11,300	639,693

Entergy Corp.	6,720	449,232

FirstEnergy Corp.	18,600	632,958

NextEra Energy, Inc.	4,700	449,414

PG&E Corp.	13,440	580,608

PPL Corp.	13,644	452,162

		4,913,203

Total common stocks (cost $62,625,090)		$99,132,524

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.7%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (11.7%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	$559,853	$618,658
5s, August 1, 2033	192,889	211,078
4 1/2s, August 1, 2041	707,188	754,675
4 1/2s, TBA, May 1, 2044	5,000,000	5,317,383
4 1/2s, TBA, April 1, 2044	5,000,000	5,334,375
4s, TBA, May 1, 2044	1,000,000	1,035,859
4s, TBA, April 1, 2044	1,000,000	1,039,453
3 1/2s, TBA, April 1, 2044	1,000,000	1,006,016
3s, TBA, May 1, 2044	2,000,000	1,925,078
3s, TBA, April 1, 2044	2,000,000	1,930,781

		19,173,356

Total U.S. government and agency mortgage obligations (cost $19,153,601)		$19,173,356

U.S. TREASURY OBLIGATIONS (9.2%)(a)
	Principal amount	Value

U.S. Treasury Notes
3 1/2s, February 15, 2018	$2,620,000	$2,835,945
3s, September 30, 2016	5,310,000	5,618,644
1 3/4s, May 31, 2016	2,210,000	2,268,725
1s, August 31, 2016	3,230,000	3,258,546
0 3/4s, March 31, 2018	1,190,000	1,160,552

Total U.S. treasury Obligations (cost $15,242,109)		$15,142,412

CORPORATE BONDS AND NOTES (17.0%)(a)
	Principal amount	Value

Basic materials (1.1%)

Agrium, Inc. sr. unsec. unsub. notes 7 1/8s, 2036 (Canada)	$45,000	$56,125

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)	60,000	75,975

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044	77,000	79,674

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034	53,000	54,768

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	11,000	13,079

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	30,000	28,626

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	55,000	54,588

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	15,000	16,924

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	135,000	177,617

International Paper Co. sr. unsec. notes 9 3/8s, 2019	63,000	82,428

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	14,451

International Paper Co. sr. unsec. notes 7.95s, 2018	35,000	42,807

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	270,000	316,265

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	61,000	60,957

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	30,000	30,308

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	21,000	22,519

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	9,000	9,718

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023	40,000	41,595

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	45,000	44,922

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	55,000	65,021

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022	33,000	35,333

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019	25,000	26,882

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	30,000	34,743

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	45,000	51,975

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	180,000	220,912

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)	82,000	105,398

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	5,029

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	95,000	104,591

		1,873,230
Capital goods (0.4%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 4.15s, 2024	50,000	50,061

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	104,000	138,115

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	125,000	154,729

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	40,000	45,355

United Technologies Corp. sr. unsec. notes 5.7s, 2040	15,000	17,884

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	35,000	35,639

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	20,000	19,965

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032	100,000	138,336

		600,084
Communication services (1.2%)

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)	95,000	97,350

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023	30,000	29,183

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028	110,000	105,600

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035	27,000	33,483

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	105,000	113,850

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	10,000	13,479

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	55,000	68,046

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	46,000	47,673

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	52,000	58,063

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	10,000	13,391

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	35,000	32,763

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	175,000	187,752

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)	40,000	40,526

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026	45,000	59,607

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	30,000	30,300

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)	125,000	137,416

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)	150,000	153,187

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)	10,000	12,074

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	128,000	159,916

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	175,000	207,035

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022	110,000	136,007

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030	135,000	170,044

		1,906,745
Consumer cyclicals (1.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	135,000	166,726

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039	25,000	33,862

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020	27,000	29,363

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	133,000	174,320

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	65,000	69,063

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	80,000	75,520

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	88,000	97,392

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043	210,000	262,170

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	20,000	25,928

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020	225,000	283,837

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018	25,000	25,656

Grupo Televisa, S.A.B. sr. unsec. bonds 6 5/8s, 2040 (Mexico)	90,000	103,091

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023	95,000	129,594

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)	48,000	54,232

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)	22,000	23,938

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023	30,000	28,502

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029	34,000	41,266

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.7s, 2034	40,000	48,566

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024	18,000	21,510

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	10,000	10,283

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022	15,000	15,468

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019	45,000	45,859

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	65,000	64,517

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023	25,000	24,704

Owens Corning company guaranty sr. unsec. notes 9s, 2019	9,000	11,149

QVC, Inc. 144A company guaranty sr. notes 4.85s, 2024	50,000	50,177

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	45,000	60,347

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023	70,000	70,350

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043	50,000	55,302

		2,102,692
Consumer staples (1.5%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024	75,000	75,194

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	14,000	18,377

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	19,000	25,071

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	184,000	172,666

Anheuser-Busch Cos., LLC company guaranty sr. unsec. unsub. notes 5 1/2s, 2018	115,000	129,854

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	25,000	37,944

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	110,000	142,181

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032	159,652	196,671

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036	14,935	15,267

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)	17,000	17,619

Delhaize Group SA company guaranty sr. unsec. unsub. notes 6 1/2s, 2017 (Belgium)	80,000	90,679

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022	230,000	304,458

Erac USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037	150,000	188,649

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021	120,000	127,536

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	5,000	6,254

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042	230,000	240,845

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017	55,000	63,132

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	94,696

McDonald's Corp. sr. unsec. notes 5.7s, 2039	90,000	105,503

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	25,000	26,098

Mondelez International, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	104,000	131,176

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	70,000	77,310

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	100,000	103,266

		2,390,446
Energy (1.4%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	150,000	190,989

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	100,000	110,941

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	30,000	32,635

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	55,000	58,378

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	30,000	34,651

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	55,000	69,519

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	110,000	142,789

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	25,000	30,270

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	15,000	19,239

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	60,000	64,727

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	35,000	33,918

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	130,000	131,472

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	70,000	71,886

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	140,000	148,540

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022	156,000	172,380

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	120,000	168,959

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	80,000	91,152

Spectra Energy Capital, LLC sr. notes 8s, 2019	110,000	134,899

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	40,000	42,844

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	70,000	77,179

Tosco Corp. sr. unsec. notes 8 1/8s, 2030	150,000	217,104

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037	30,000	34,873

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017	35,000	39,604

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)	23,000	29,858

Williams Partners LP sr. unsec. notes 5.4s, 2044	43,000	43,926

Williams Partners LP sr. unsec. notes 4.3s, 2024	42,000	42,085

		2,234,817
Financials (7.4%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	215,000	230,929

Aflac, Inc. sr. unsec. notes 6.9s, 2039	120,000	155,783

Aflac, Inc. sr. unsec. notes 6.45s, 2040	52,000	64,337

American Express Co. sr. unsec. notes 7s, 2018	16,000	18,977

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058	114,000	149,768

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	200,000	183,354

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)	90,000	89,964

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	80,000	90,979

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)	75,000	78,844

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	200,000	268,066

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	280,000	313,809

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017	205,000	236,531

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018	44,000	52,377

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043	98,000	93,516

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	130,000	133,413

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)	200,000	198,687

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	187,000	201,035

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)	105,000	108,045

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	15,000	19,111

Citigroup, Inc. sub. notes 5s, 2014	140,000	142,711

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	35,000	40,308

CNA Financial Corp. unsec. notes 6 1/2s, 2016	65,000	72,965

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)	200,000	218,661

Credit Suisse/New York sr. unsec. notes 5.3s, 2019	100,000	113,633

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	95,000	117,991

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)	120,000	140,000

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)	122,000	124,219

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	25,000	28,576

EPR Properties unsec. notes 5 1/4s, 2023(R)	50,000	50,640

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity	29,000	26,680

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	215,000	236,500

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	175,000	225,003

Genworth Holdings, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	126,000	155,218

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	210,000	253,932

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	238,000	301,028

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	135,000	140,037

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)	60,000	58,816

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	135,000	150,149

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	400,000	415,500

HSBC Holdings PLC unsec. sub. notes 5 1/4s, 2044 (United Kingdom)	200,000	201,319

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026	100,000	101,250

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)	200,000	211,581

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	45,000	49,725

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	110,000	124,300

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.236s, 2047	488,000	370,880

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023	80,000	83,347

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	45,000	49,950

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	100,000	108,288

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	190,000	217,085

Macquarie Bank, Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	160,000	181,025

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	155,000	235,722

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037	150,000	167,756

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037	400,000	472,000

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)	30,000	30,129

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	51,722

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	78,033

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	200,000	209,780

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	56,000	57,162

Pacific LifeCorp 144A sr. notes 6s, 2020	30,000	34,084

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	33,000	34,671

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	383,000	421,300

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043	35,000	36,006

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	137,000	136,144

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	35,000	44,245

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)	150,000	199,125

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)	120,000	125,689

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)	23,000	23,908

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)	17,000	17,407

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	190,000	222,684

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016	180,000	192,451

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	100,000	106,208

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)	65,000	66,366

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)	250,000	238,811

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.233s, 2037	306,000	252,386

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	40,000	46,632

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	40,000	52,489

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026	40,000	53,421

UBS AG/Stamford, CT jr. unsec. sub. notes 7 5/8s, 2022	360,000	422,239

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	339,880

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	85,000	102,177

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	110,000	121,757

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024	135,000	134,946

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	30,000	32,138

		12,158,310
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	500,000	688,060

		688,060
Health care (0.2%)

Actavis, Inc. sr. unsec. unsub. notes 4 5/8s, 2042	29,000	27,543

Actavis, Inc. sr. unsec. unsub. notes 3 1/4s, 2022	20,000	19,244

Actavis, Inc. sr. unsec. unsub. notes 1 7/8s, 2017	10,000	9,975

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	48,000	61,676

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	70,000	79,887

Mylan, Inc./PA company guaranty sr. unsec. notes 2.6s, 2018	15,000	15,154

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	50,000	59,029

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	17,000	18,218

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	45,000	45,271

WellPoint, Inc. sr. unsec. unsub. notes 4 5/8s, 2042	30,000	28,942

		364,939
Technology (0.1%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	92,000	81,857

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022	122,000	127,622

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	20,000	23,900

		233,379
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	85,000	93,430

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040	40,000	45,904

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	10,191	11,020

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	34,252	36,436

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)	7,000	6,577

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043	13,000	11,704

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	60,000	68,433

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	90,214	103,746

Union Pacific Railroad Co. 2004 Pass Through Trust 144A sr. bonds 5.214s, 2014	20,000	20,355

		397,605
Utilities and power (1.8%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	55,000	62,677

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	23,000	23,458

Beaver Valley Funding Corp. sr. bonds 9s, 2017	23,000	24,345

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	120,000	131,184

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033	15,000	17,798

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	35,000	33,467

Dominion Resources, Inc./VA sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	90,000	102,640

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	70,000	68,919

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	100,000	108,500

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032	75,000	100,051

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	30,000	34,378

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)	120,000	152,215

Electricite de France (EDF) 144A sr. unsec. notes 6s, 2114 (France)	100,000	104,213

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)	40,000	43,911

Energy Transfer Partners LP sr. unsec. unsub. notes 7.6s, 2024	30,000	36,610

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	117,000	132,541

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	35,000	37,884

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)	130,000	134,401

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	55,000	54,527

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	30,000	34,796

ITC Holdings Corp. 144A notes 5 7/8s, 2016	35,000	38,406

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	44,788

Kansas Gas and Electric Co. bonds 5.647s, 2021	31,933	34,230

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021	40,000	39,818

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	10,000	12,448

Nevada Power Co. mtge. notes 7 1/8s, 2019	45,000	54,978

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	55,000	68,354

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	60,000	62,863

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	55,000	67,606

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	30,000	34,570

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	37,000	40,156

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	5,000	5,184

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	210,000	230,018

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067	99,000	101,475

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	15,000	17,368

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019	135,000	173,731

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)	180,000	186,480

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	35,000	33,810

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067	300,000	309,000

		2,993,798

Total corporate bonds and notes (cost $25,685,316)		$27,944,105

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

PPL Corp. $4.375 cv. pfd.	3,754	$205,494

United Technologies Corp. $3.75 cv. pfd.	6,046	402,482

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)	6,140	335,014

Total convertible preferred stocks (cost $807,380)		$942,990

MORTGAGE-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage Trust FRB Ser. 05-1, Class A4, 5.171s, 2042	$144,229	$145,584

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	714,950	12,204
Ser. T-56, Class 1, IO, zero %, 2043	657,051	51
Ser. T-56, Class 2, IO, zero %, 2043	628,557	1,964
Ser. T-56, Class 3, IO, zero %, 2043	513,875	40

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	14,822	1

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.905s, 2032	35,788	25,052

GS Mortgage Securities Trust 144A Ser. 98-C1, Class F, 6s, 2030	14,144	14,215

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	13,717	13,786
Ser. 99-C1, Class G, 6.41s, 2031	97,000	100,440
Ser. 98-C4, Class H, 5.6s, 2035	143,000	150,273

Morgan Stanley Capital I Trust FRB Ser. 07-HQ12, Class A2, 5.577s, 2049	38,729	38,768

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	211,204	52,801

Total mortgage-backed securities (cost $502,569)		$555,179

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

Vanguard MSCI Emerging Markets ETF	10,400	$422,032

Total investment companies (cost $409,590)		$422,032

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$30,000	$40,494

IL State G.O. Bonds, 4.421s, 1/1/15	65,000	66,795

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	55,000	72,571

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	40,000	43,275

Total municipal bonds and notes (cost $190,200)		$223,135

SHORT-TERM INVESTMENTS (11.0%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	18,096,562	$18,096,562

Total short-term investments (cost $18,096,562)		$18,096,562

TOTAL INVESTMENTS

Total investments (cost $142,712,417)(b)		$181,632,295

TBA SALE COMMITMENTS OUTSTANDING at 3/31/14 (proceeds receivable $8,310,078) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2044	$5,000,000	4/10/14	$5,334,375
Federal National Mortgage Association, 4s, April 1, 2044	1,000,000	4/10/14	1,039,453
Federal National Mortgage Association, 3s, April 1, 2044	2,000,000	4/10/14	1,930,781

Total			$8,304,609

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $164,398,548.
(b)	The aggregate identified cost on a tax basis is $143,365,150, resulting in gross unrealized appreciation and depreciation of $38,915,054 and $647,909, respectively, or net unrealized appreciation of $38,267,145.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$18,706,028	$6,882,687	$7,492,153	$3,159	$18,096,562
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $9,304,844 to cover delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. {^^^ Certain securities may be valued on the basis of a price provided by a single source. ^^^}The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,644,355	$—	$—
Capital goods	5,614,379	—	—
Communication services	2,606,336	—	—
Conglomerates	2,594,267	—	—
Consumer cyclicals	7,340,996	—	—
Consumer staples	8,367,994	—	—
Energy	11,823,625	—	—
Financials	23,581,942	—	—
Health care	17,655,411	—	—
Technology	10,052,108	—	—
Transportation	1,937,908	—	—
Utilities and power	4,913,203	—	—
Total common stocks	99,132,524	—	—
Convertible preferred stocks	$402,482	$540,508	$—
Corporate bonds and notes	—	27,944,105	—
Investment companies	422,032	—	—
Mortgage-backed securities	—	555,179	—
Municipal bonds and notes	—	223,135	—
U.S. government and agency mortgage obligations	—	19,173,356	—
U.S. treasury obligations	—	15,142,412	—
Short-term investments	18,096,562	—	—

Totals by level	$118,053,600	$63,578,695	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	—	(8,304,609)	—

Totals by level	$—	$(8,304,609)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014